Borrowings (Tables) - Wilco Holdco Inc	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Long-term Debt

Long-term debt consisted of the following at March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
First lien term loan (1) (due May 10, 2023, with principal payable in quarterly installments)	$777,873	$779,915
Second lien subordinated loan (2) (due in one payment on May 10, 2024)	231,335	231,335
Less: unamortized debt issuance costs	(8,211)	(8,933)
Less: unamortized original issue discount	(2,460)	(2,732)

Total debt	$998,537	$999,585
Less: current portion of long-term debt	(8,167)	(8,167)

Long-term debt, net	$990,370	$991,418

(1)

Interest rate of 4.5% at March 31, 2021 and December 31, 2020, with interest payable in designated installments (dependent upon the base interest rate election) at a variable interest rate. The effective interest rate for the first lien term loan was 4.9% at March 31, 2021 and December 31, 2020.

(2)

Interest rate of 10.3% at March 31, 2021 and December 31, 2020, with interest paid in designated installments (dependent upon the base interest rate election). The effective interest rate for the second lien term loan was 10.9% at March 31, 2021 and December 31, 2020.

Long-term debt consisted of the following at December 31, 2020 and 2019 (in thousands):

	2020	2019
First lien term loan(1) (due May 10, 2023, with principal payable in quarterly installments)	$779,915	$788,081
Second lien subordinated loan(2) (due in one payment on May 10, 2024)	231,335	225,000
Less: unamortized debt issuance costs	(8,933)	(12,120)
Less: unamortized original issue discount	(2,732)	(3,777)

Total debt	$999,585	$997,184
Less: current portion of long-term debt	(8,167)	(8,167)

Long-term debt, net	$991,418	$989,017

(1)

Interest rate of 4.5% and 5.2% at December 31, 2020 and 2019, respectively, with interest payable in designated installments (dependent upon the base interest rate election) at a variable interest rate.

(2)	Interest rate of 10.3% and 11.0% at December 31, 2020 and 2019, respectively, with interest paid in designated installments (dependent upon the base interest rate election).

Schedule of Aggregate Maturities of Long-term Debt

Aggregate maturities of long-term debt at March 31, 2021 are as follows (in thousands):

2021	$6,125
2022	8,167
2023	763,581
2024	231,335

Total future maturities	1,009,208
Original issue discount and debt issuance costs	(10,671)

Total debt	$998,537

Aggregate maturities of long-term debt are as follows (in thousands):

2021	$8,167
2022	8,167
2023	763,581
2024	231,335

Total future maturities	1,011,250
Original issue discount and debt issuance costs	(11,665)

Total debt	$999,585